Bank Borrowings - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Debt Instrument [Line Items]
Bank borrowings, average interest rate	3.197%	3.197%	3.489%
Bank borrowings, term				1 month	1 year
Long-term bank borrowings, average interest rate	3.264%	3.264%	3.538%
Long-term borrowings maturity, start year	2015	2015
Long-term borrowings maturity, end year	2017	2017
Unused loan facility	$ 81,013,442	502,656,000	4,016,333,000